Financial liabilities designated at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	[1]	₩ 8,455,724	₩ 9,409,456
Financial liabilities designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	[1]	8,455,724	9,409,456
Equity-linked securities sold
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	[1]	6,556,288	6,880,811
Securities sold with embedded derivatives
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	[1]	₩ 1,899,436	₩ 2,528,645

[1]	The Group designated the financial liabilities at the initial recognition(or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.